TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Statement of Additional Information

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Effective immediately, the following replaces the corresponding information appearing in the “Officers” table contained in the “Board Members and Officers” sub-section of the Statement of Additional Information under the heading “Management of the Trust”:

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
Thomas R. Wald, CFA (63)	Vice President and Chief Investment Officer	Since 2014

Chief Investment Officer, TF and TST (2014 – present); TET (2017 – present);

Chief Investment Officer, TAAVF (2014 – 2023);

Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018);

Director, Akaan Transamerica, S.A. de C.V., Sociedad Operadora de Fondos de Inversión (2017 – 2020);

Chief Investment Officer, Transamerica Investments & Retirement (2014 – 2020);

Senior Vice President, Chief Investment Officer and Director, TAM (2014 – present);

Director, TFS (2019 – 2021);

Trust Officer, Massachusetts Fidelity Trust Company

(2015 – 2022).

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Investors Should Retain this Supplement for Future Reference

April 4, 2024